Leases - Schedule of Operating Lease Right-of-use Assets and Liabilities (Details) (10-K) - USD ($)		12 Months Ended
	Jan. 02, 2019	Dec. 31, 2019
Leases [Abstract]
Initial measurement at January 1, 2019	$ 3,458,000
Less tenant improvement allowance	(1,122,000)
Net right-of-use assets at January 1, 2019	2,336,000	$ 2,336,000
Initial measurement of new operating lease right-of-use-assets		57,000
Less amortization of operating lease right-of-use assets		(292,000)
Operating lease right-of-use assets	2,336,000	2,101,000
Operating lease liabilities, Beginning		3,458,000
Initial measurement of new operating lease liabilities		57,000
Less principal payments on operating lease liabilities		(215,000)
Operating lease liabilities, Ending	$ 3,458,000	3,300,000
Less non-current portion		(2,891,000)
Current portion		$ 409,000